Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of current and deferred components of income tax expenses
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Current income tax	136,400	318,090	330,859	48,122
Deferred income tax	(31,270)	(124,887)	(171,230)	(24,905)
	105,130	193,203	159,629	23,217

Schedule of components of the deferred tax assets
	As of December 31,
	2017	2018
	RMB	RMB	US$
Deferred tax assets
Allowance for loans and advances	128,885	235,415	34,240
Net operating loss carry forwards	41,875	46,550	6,770
Accruals for share-based compensation	10,180	29,637	4,311
Accruals for payroll and other costs	24,455	19,925	2,898
Less: valuation allowance	(46,829)	(1,731)	(252)
Balance at the end of the year	158,566	329,796	47,967

Schedule of differences between the PRC statutory tax rate and the company's effective tax rate
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Income before provision of income tax	396,159	668,024	764,259	111,156
PRC statutory income tax rate	25%	25%	25%	25%
Income tax computed at statutory tax rate	99,039	167,006	191,065	27,790
Research and development super-deduction	(5,034)	(11,912)	(16,254)	(2,364)
Non-deductible expenses	942	1,499	29,916	4,351
Changes in valuation allowance	10,183	36,610	(45,098)	(6,560)
Income tax expenses	105,130	193,203	159,629	23,217